Accrued Liabilities - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued payroll	$ 2,532	$ 1,125	$ 18
Accrued interest	1,207	0
Accrued shareholder settlement			149
Accrued legal fees			58
Accrued agriculture expenses	533	125	101
Accrued construction expenses	1,902	0
Accrued software fees		44	0
Other accrued expenses	103	44	22
Total accrued liabilities	$ 6,277	$ 1,294	$ 348